Expense Example {- Franklin LifeSmart™ 2045 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2045 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 617
3 years	866
5 years	1,137
10 years	1,922
Class C
Expense Example:
1 year	247
3 years	568
5 years	1,018
10 years	2,293
Class R
Expense Example:
1 year	97
3 years	413
5 years	755
10 years	1,739
Class R6
Expense Example:
1 year	41
3 years	197
5 years	368
10 years	872
Advisor Class
Expense Example:
1 year	46
3 years	256
5 years	485
10 years	$ 1,156